1. The Company and Significant Accounting Policies: Cash and Cash Equivalents, Policy (Policies)	3 Months Ended
Mar. 31, 2015
Policies
Cash and Cash Equivalents, Policy

Cash and Cash Equivalents:   For financial statement presentation purposes, the Company considers those short-term, highly liquid investments with original maturities of three months or less to be cash or cash equivalents. There were no cash equivalents as of March 31, 2015 and December 31, 2014.